COMBINED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Owner's net investment	Issued capital [member]	Accumulated other comprehensive income (loss)	Equity attributable to owners of SCHMID	Non-controlling interests	Total
Beginning balance at Dec. 31, 2020	€ (75,129)	€ 33,204	€ (108,333)		€ (287)	€ (75,417)
Income (loss) for the period	(24,452)		(24,452)		(2,825)	(27,277)
Other comprehensive income (loss)	(145)			€ (145)	295	150
Total comprehensive income (loss)	(24,597)		(24,452)	(145)	(2,530)	(27,127)
Capital increase minority shareholder	22,776	22,776			7,653	30,429
Transactions with shareholder	13,100	13,100				13,100
Ending balance at Dec. 31, 2021	(63,851)	69,080	(132,785)	(145)	4,836	(59,015)
Income (loss) for the period	1,550		1,550		2,041	3,591
Other comprehensive income (loss)	(94)			(94)	(196)	(290)
Total comprehensive income (loss)	1,456		1,550	(94)	1,845	3,301
Transactions with shareholder	1,974	1,974				1,974
Ending balance at Dec. 31, 2022	(60,996)	70,479	(131,235)	(239)	6,681	(54,315)
Income (loss) for the period	36,868		36,868		1,086	37,954
Other comprehensive income (loss)	(1,199)			(1,199)	(409)	(1,607)
Total comprehensive income (loss)	35,669		36,868	(1,199)	677	36,346
Transactions with shareholder	128	128				128
Ending balance at Dec. 31, 2023	€ (25,198)	€ 70,606	€ (94,367)	€ (1,438)	€ 7,358	€ (17,841)